Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 101.19%
California: 96.76%
Airport revenue: 9.73%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00%	6-30-2027	$450,000	$461,395
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	6-30-2028	390,000	403,502
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2029	3,815,000	3,934,089
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2026	2,500,000	2,545,500
City of Los Angeles Department of Airports Series C AMT	5.00	5-15-2027	3,730,000	3,846,653
City of Los Angeles Department of Airports Series C AMT	5.00	5-15-2028	2,000,000	2,087,120
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2026	2,890,000	2,942,599
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2028	2,705,000	2,822,830
City of Palm Springs Passenger Facility Charge Revenue AMT (BAM Insured)	5.00	6-1-2027	1,205,000	1,207,658
Port of Los Angeles Series A-1 AMT	5.00	8-1-2033	520,000	568,536
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2027	750,000	773,101
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2028	1,000,000	1,043,661
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2029	1,000,000	1,053,031
San Francisco City & County Airport Commission San Francisco International Airport Series C AMT	5.00	5-1-2028	4,600,000	4,812,206
				28,501,881
Education revenue: 9.11%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2026	325,000	330,715
California Infrastructure & Economic Development Bank Colburn School (SIFMA Municipal Swap+0.90%)±	3.77	8-1-2072	5,000,000	4,985,273
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2027	790,000	816,337
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2033	250,000	244,142
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2035	350,000	336,065
California Municipal Finance Authority Lutheran University	5.00	10-1-2025	275,000	276,874
California Municipal Finance Authority Lutheran University	5.00	10-1-2026	300,000	307,185
California Municipal Finance Authority Palmdale Aerospace Academy, Inc. Series A144A	3.88	7-1-2028	840,000	832,040
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	2.13	8-1-2031	500,000	434,726
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2027	520,000	522,453
California School Finance Authority Classical Academy Obligated Group Series A144A	3.00	10-1-2031	375,000	347,638
California School Finance Authority Granada Hills Charter High School Obligated Group Series A144A	4.00	7-1-2029	510,000	512,279
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2026	420,000	426,996
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2027	440,000	453,578
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2028	465,000	484,219
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00%	7-1-2029	$485,000	$509,550
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2030	510,000	534,280
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2031	535,000	560,182
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2032	565,000	590,752
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2026	235,000	235,179
California State University Series B-2øø	0.55	11-1-2049	8,625,000	8,201,633
California State University Series B-3øø	3.13	11-1-2051	1,500,000	1,499,340
California Statewide CDA CHF - Irvine LLC Series A	5.00	5-15-2032	2,055,000	2,113,434
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2029	360,000	374,255
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2031	415,000	425,267
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2033	325,000	329,584
				26,683,976
GO revenue: 5.82%
Aromas-San Juan Unified School District BAN CAB¤	0.00	8-1-2027	1,375,000	1,252,495
Carlsbad Unified School District Series B	3.00	8-1-2031	300,000	293,090
Carlsbad Unified School District Series B	3.00	8-1-2032	350,000	337,631
Carlsbad Unified School District Series B	3.00	8-1-2034	300,000	280,506
Carlsbad Unified School District Series B	3.00	8-1-2035	250,000	230,642
Carlsbad Unified School District Series B	3.00	8-1-2036	350,000	319,516
El Rancho Unified School District BAN CAB¤	0.00	8-1-2028	2,000,000	1,795,948
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2025	170,000	171,161
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00	8-1-2033	225,000	212,063
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00	8-1-2034	375,000	349,300
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00	8-1-2035	520,000	477,592
Los Angeles Unified School District Series A	5.00	7-1-2025	300,000	301,752
Newman-Crows Landing Unified School District BAN CAB¤	0.00	8-1-2025	2,000,000	1,979,344
Palomar Health Obligated Group Series A (NPFGC Insured)¤	0.00	8-1-2025	1,000,000	983,475
Peralta Community College District%%	5.00	8-1-2034	3,200,000	3,648,949
Pittsburg Unified School District (AGM Insured)	4.00	8-1-2031	150,000	155,141
Pittsburg Unified School District (AGM Insured)	4.00	8-1-2032	250,000	257,360
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2030	150,000	157,274
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2031	200,000	208,611
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2032	200,000	207,731
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2033	200,000	206,961
San Bernardino City Unified School District Series A (AGM Insured)	1.25	8-1-2029	435,000	381,850
San Gorgonio Memorial Health Care District	4.00	8-1-2027	1,090,000	1,056,669
San Gorgonio Memorial Health Care District	4.00	8-1-2030	580,000	536,795
Sierra Kings Health Care District	5.00	8-1-2032	1,240,000	1,242,607
				17,044,463
See accompanying notes to portfolio of investments
2 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 15.35%
California HFFA Adventist Health System/West Obligated Group Series A	5.00%	12-1-2028	$900,000	$949,724
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00	3-1-2040	4,000,000	4,141,199
California HFFA CommonSpirit Health Obligated Group Series A	5.00	12-1-2025	675,000	683,240
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series A	3.85	11-15-2027	2,600,000	2,605,619
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2025	475,000	473,984
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2028	400,000	393,132
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2030	210,000	202,912
California HFFA Providence St. Joseph Health Obligated Group Series B-3øø	2.00	10-1-2036	5,000,000	4,949,924
California HFFA Scripps Health Obligated Group Series B-2øø	5.00	11-15-2061	1,200,000	1,318,902
California Municipal Finance Authority Aldersly Series B-1	4.00	11-15-2028	595,000	595,254
California Municipal Finance Authority Aldersly Series B-2	3.75	11-15-2028	2,990,000	2,989,955
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00	5-15-2025	200,000	200,465
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00	5-15-2026	185,000	189,790
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	5.00	2-1-2027	1,000,000	1,024,480
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2027	1,750,000	1,808,626
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	411,648
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.00	11-15-2032	1,155,000	1,250,192
California Municipal Finance Authority Healthright 360 Series A144A	5.00	11-1-2029	995,000	1,008,381
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2030	790,000	822,360
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2033	890,000	920,406
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2030	195,000	209,520
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2031	210,000	227,050
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2032	310,000	336,573
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2033	490,000	533,127
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2034	410,000	447,146
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2030	1,165,000	1,183,483
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2033	500,000	506,354
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2028	360,000	363,148
California PFA Henry Mayo Newhall Hospital Obligated Group Series Bøø	4.00	10-15-2051	690,000	660,117
California PFA PIH Health, Inc. Obligated Group Series A	5.00	6-1-2033	1,655,000	1,839,419
California Statewide CDA Cedars-Sinai Medical Center Obligated Group	5.00	7-1-2025	500,000	502,582
California Statewide CDA CommonSpirit Health Obligated Group Series F (AGM Insured)€	3.20	7-1-2040	1,000,000	1,000,000
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2028	755,000	795,031
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Statewide CDA Emanate Health Obligated Group Series A	5.00%	4-1-2029	$795,000	$847,876
California Statewide CDA Hebrew Home for Aged Disabled	5.00	11-1-2030	900,000	928,203
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2026	720,000	724,865
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2027	1,000,000	1,006,587
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2028	1,125,000	1,132,050
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2026	250,000	255,588
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2027	300,000	310,419
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2028	250,000	259,890
California Statewide CDA Odd Fellows Home Series A	5.00	4-1-2025	485,000	485,000
California Statewide CDA Odd Fellows Home Series A	5.00	4-1-2026	275,000	280,958
Sierra View Local Health Care District	4.00	7-1-2025	580,000	580,489
Sierra View Local Health Care District	5.00	7-1-2027	630,000	651,460
Sierra View Local Health Care District	5.00	7-1-2029	630,000	664,907
Washington Township Health Care District Series A	4.00	7-1-2033	275,000	272,805
Washington Township Health Care District Series A	5.00	7-1-2029	350,000	369,313
Washington Township Health Care District Series A	5.00	7-1-2030	300,000	319,105
Washington Township Health Care District Series A	5.00	7-1-2031	325,000	343,806
				44,977,064
Housing revenue: 16.47%
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2029	200,000	208,635
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2030	325,000	340,393
California Housing Finance Agency Del Sur Family Housing LP Series Vøø	5.00	5-1-2054	500,000	512,204
California Housing Finance Agency Found Middle LP Series L (Goldman Sachs Bank USA LOC)144Aø	1.40	12-1-2027	700,000	700,000
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	4,540,626	4,541,561
California Housing Finance Agency Class A Series 2021-1	3.50	11-20-2035	2,815,481	2,688,739
California Municipal Finance Authority CHF - Davis I LLC	5.00	5-15-2025	3,435,000	3,441,646
California Municipal Finance Authority CHF - Davis I LLC	5.00	5-15-2027	2,000,000	2,068,369
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2032	700,000	714,840
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2029	400,000	426,673
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2030	450,000	484,782
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2031	400,000	434,073
California Municipal Finance Authority Placer 712 LP Series A (Department of Housing and Urban Development Insured)øø	3.20	9-1-2045	1,250,000	1,252,370
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2031	175,000	174,454
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2026	275,000	281,414
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2027	290,000	300,384
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2028	200,000	209,082
See accompanying notes to portfolio of investments
4 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Municipal Finance Authority Southwestern Law School	5.00%	11-1-2029	$210,000	$220,971
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2030	220,000	232,517
California Municipal Finance Authority Wildomar Family Housing LP Series Bøø	3.05	12-1-2064	2,300,000	2,287,743
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	5.70	6-1-2034	750,000	737,572
California Statewide CDA CHF - Irvine LLC	5.00	5-15-2032	1,250,000	1,269,106
California Statewide CDA CHF - Irvine LLC (BAM Insured)	5.00	5-15-2026	1,605,000	1,639,362
California Statewide CDA CHF - Irvine LLC (BAM Insured)	5.00	5-15-2033	1,000,000	1,074,298
California Statewide CDA Lancer Educational Housing LLC Series A144A	3.00	6-1-2029	560,000	530,614
City of Long Beach Harbor Revenue Series C AMT	5.00	5-15-2027	500,000	501,149
Compton PFA144A	4.00	9-1-2027	1,250,000	1,249,308
El Centro Financing Authority Series B	4.00	10-1-2026	140,000	142,801
El Centro Financing Authority Series B	4.00	10-1-2027	365,000	371,782
El Centro Financing Authority Series B	4.00	10-1-2028	255,000	260,550
El Centro Financing Authority Series B	4.00	10-1-2029	265,000	271,146
El Centro Financing Authority Series B	4.00	10-1-2030	275,000	281,024
El Centro Financing Authority Series B	4.00	10-1-2031	285,000	290,305
FHLMC Multifamily VRD Certificates Series M-057	2.40	10-15-2029	5,925,000	5,536,738
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2032	820,000	912,086
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2033	500,000	560,672
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2034	500,000	563,190
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2035	530,000	599,541
Los Angeles County Public Works Financing Authority Series D	5.00	12-1-2027	1,605,000	1,626,402
Sacramento County Housing Authority Series C (FNMA Insured, FNMA LIQ)ø	2.00	7-15-2029	280,000	280,000
San Diego Housing Authority, Inc. Bernardo Family Housing LP Series Bøø	5.00	5-1-2057	1,500,000	1,540,952
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6010 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.89	12-18-2053	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Certificates Series BAML6044 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.70	2-1-2055	3,000,000	3,000,000
				48,259,448
Industrial development revenue: 0.69%
California Statewide CDA Southern California Edison Co. Series C	4.50	11-1-2033	2,000,000	2,026,826
Miscellaneous revenue: 5.03%
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2029	630,000	673,123
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2031	730,000	792,859
California Municipal Finance Authority San Bernardino Municipal Water Department (BAM Insured)	5.00	8-1-2031	1,455,000	1,488,179
California Statewide CDA Series 2021A	4.00	9-2-2027	390,000	389,740
California Statewide CDA Series 2021A	4.00	9-2-2028	260,000	259,423
City of Irvine Assessment District No. 21-1	4.00	9-2-2029	1,220,000	1,263,475
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 5

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
City of Irvine Assessment District No. 21-1 (BAM Insured)	4.00%	9-2-2033	$270,000	$276,631
County of Santa Barbara Series B AMT COP	5.00	12-1-2029	600,000	630,117
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2028	500,000	508,178
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2030	550,000	559,369
Irvine Ranch Water District Water Service Corp. COP	5.00	3-1-2030	2,215,000	2,276,105
Lassen Municipal Utility District COP	4.00	5-1-2029	485,000	487,795
Lassen Municipal Utility District COP	4.00	5-1-2030	505,000	504,724
Lassen Municipal Utility District COP	4.00	5-1-2031	525,000	521,101
Lassen Municipal Utility District COP	4.00	5-1-2032	550,000	541,167
Lassen Municipal Utility District COP	4.00	5-1-2033	570,000	558,069
Lassen Municipal Utility District COP	4.00	5-1-2034	595,000	583,309
Mountain House PFA Community Services District Series A	5.00	12-1-2029	520,000	553,840
Mountain House PFA Community Services District Series A	5.00	12-1-2030	710,000	754,562
Mountain House PFA Community Services District Series A	5.00	12-1-2031	745,000	790,015
Palomar Health Obligated Group COP	5.00	11-1-2025	330,000	331,226
				14,743,007
Resource recovery revenue: 0.51%
California Municipal Finance Authority Waste Management, Inc. Series B AMTøø	4.80	11-1-2041	1,500,000	1,501,097
Tax revenue: 12.14%
California Statewide CDA Community Facilities District No. 2015-01 Area No. 2	5.00	9-1-2027	215,000	219,870
Cathedral City Redevelopment Successor Agency Merged Redevelopment Area Series A	5.00	8-1-2026	585,000	599,867
Cathedral City Redevelopment Successor Agency Merged Redevelopment Area Series B	5.00	8-1-2025	765,000	769,865
Cathedral City Redevelopment Successor Agency Merged Redevelopment Area Series B	5.00	8-1-2026	810,000	830,906
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2027	580,000	589,854
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2029	500,000	510,776
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2031	600,000	612,529
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2032	350,000	348,251
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2033	865,000	855,088
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2034	700,000	687,587
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 2 Series A144A	4.00	9-1-2032	1,005,000	986,103
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A144A	5.00	9-1-2027	315,000	328,616
City of Fontana Community Facilities District No. 90	3.00	9-1-2025	110,000	109,599
See accompanying notes to portfolio of investments
6 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
City of Fontana Community Facilities District No. 90	4.00%	9-1-2026	$110,000	$110,715
City of Fontana Community Facilities District No. 90	4.00	9-1-2027	125,000	126,295
City of Fontana Community Facilities District No. 90	4.00	9-1-2028	255,000	258,091
City of Fontana Community Facilities District No. 90	4.00	9-1-2030	140,000	141,274
City of Fontana Community Facilities District No. 90	4.00	9-1-2032	300,000	300,864
City of Lincoln Community Facilities District No. 2003-1	5.00	9-1-2025	550,000	554,124
City of Roseville Fiddyment Ranch Community Facilities District No. 1 Series A	5.00	9-1-2029	1,595,000	1,647,922
City of Sacramento Transient Occupancy Tax Revenue Series A	5.00	6-1-2027	575,000	603,479
City of San Diego Community Facilities District No. 2	4.00	9-1-2030	435,000	443,868
Compton Community Redevelopment Successor Agency Series A (AGM Insured)	5.00	8-1-2025	4,095,000	4,122,719
Hollister Redevelopment Successor Agency Community Development Project (BAM Insured)	5.00	10-1-2026	700,000	701,329
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00	5-1-2025	1,000,000	1,001,627
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	410,123
Mountain House Community Facilities District No. 2024-1 Improvement Area No. 1	4.25	9-1-2035	400,000	389,161
Oakdale Community Redevelopment Agency Series A (AGM Insured)	5.00	6-1-2027	350,000	365,048
Orange County Community Facilities District No. 2015-1 Series A	5.00	8-15-2025	325,000	327,291
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	4.00	9-1-2027	1,150,000	1,170,696
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	4.50	9-1-2025	160,000	160,191
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	5.00	9-1-2025	150,000	150,242
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AGM Insured)	5.00	9-1-2026	130,000	133,724
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AGM Insured)	5.00	9-1-2027	225,000	236,226
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AGM Insured)	5.00	9-1-2028	200,000	213,569
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AGM Insured)	5.00	9-1-2029	200,000	216,652
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AGM Insured)	5.00	9-1-2030	325,000	357,296
River Islands PFA Community Facilities District No. 2021-1	4.00	9-1-2030	200,000	199,976
River Islands PFA Community Facilities District No. 2021-1	4.00	9-1-2031	500,000	497,762
Roseville Finance Authority Series A	5.00	9-1-2029	300,000	315,293
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	2.25	7-1-2031	5,205,000	4,708,988
Stockton Redevelopment Successor Agency Series A (AGM Insured)	5.00	9-1-2025	1,675,000	1,688,054
Temescal Valley Water District PFA (AGM Insured)	5.00	9-1-2033	550,000	621,091
Temescal Valley Water District PFA (AGM Insured)	5.00	9-1-2034	500,000	568,293
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0484 (BAM Insured) (Royal Bank of Canada LIQ)144Aø	2.93	9-1-2049	2,500,000	2,500,000
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	4.00	9-1-2025	155,000	155,159
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 7

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00%	9-1-2028	$425,000	$440,397
Transbay Joint Powers Authority Redevelopment Project Tax Increment Revenue Series A	5.00	10-1-2029	500,000	521,555
Tustin Community Facilities District No. 06-1 Series A	5.00	9-1-2025	1,000,000	1,007,165
Yuba City Redevelopment Agency (AGM Insured)	5.00	9-1-2025	750,000	755,689
				35,570,859
Tobacco revenue: 1.05%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2030	450,000	476,142
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2031	550,000	580,364
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2032	300,000	315,413
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2029	950,000	998,452
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2030	200,000	211,966
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2031	225,000	239,209
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2032	250,000	264,844
				3,086,390
Transportation revenue: 0.82%
Bay Area Toll Authority Series E (SIFMA Municipal Swap+0.41%)±	3.28	4-1-2056	1,500,000	1,478,017
San Joaquin Hills Transportation Corridor Agency Series A	5.00	1-15-2030	865,000	932,931
				2,410,948
Utilities revenue: 15.54%
California Community Choice Financing Authority Clean Energy Project Series Aøø##	4.00	10-1-2052	11,650,000	11,749,405
California Community Choice Financing Authority Series 2024Høø	5.00	1-1-2056	2,000,000	2,169,192
California Community Choice Financing Authority Series A-1	4.00	2-1-2027	2,290,000	2,312,156
California Community Choice Financing Authority Series A-1	4.00	2-1-2028	2,810,000	2,843,153
California Community Choice Financing Authority Series A-1øø	5.00	12-1-2053	6,000,000	6,264,963
California Community Choice Financing Authority Series B-2 (SIFMA Municipal Swap+0.45%)±	3.32	2-1-2052	7,000,000	6,616,620
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	6,000,000	6,269,604
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	4,970,000	5,352,631
California Statewide CDA Southern California Edison Co. Series A	1.75	9-1-2029	1,500,000	1,331,349
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2026	600,000	614,593
				45,523,666
Water & sewer revenue: 4.50%
Anaheim Housing & Public Improvements Authority Water System Revenue Series A (Bank of America N.A. LOC)ø	2.65	10-1-2054	1,600,000	1,600,000
California PCFA Channelside Water Resources LP AMT144A	5.00	7-1-2031	2,885,000	3,066,662
See accompanying notes to portfolio of investments
8 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
City of San Francisco Public Utilities Commission Water Revenue Series C	5.00%	11-1-2028	$1,830,000	$1,833,111
Lower Tule River Irrigation District Series A	5.00	8-1-2027	680,000	707,818
Lower Tule River Irrigation District Series A	5.00	8-1-2031	700,000	756,733
Middle Fork Project Finance Authority	5.00	4-1-2029	3,525,000	3,678,404
San Diego Public Facilities Financing Authority Water Utility Revenue Series B	5.00	8-1-2030	1,500,000	1,537,837
				13,180,565
				283,510,190
Guam: 1.29%
Utilities revenue: 0.59%
Guam Power Authority Series A	5.00	10-1-2031	750,000	803,308
Guam Power Authority Series A	5.00	10-1-2032	850,000	914,470
				1,717,778
Water & sewer revenue: 0.70%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2025	350,000	351,539
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2026	350,000	357,862
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2027	300,000	311,437
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2026	500,000	511,231
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2027	500,000	519,062
				2,051,131
				3,768,909
Illinois: 0.22%
Housing revenue: 0.22%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	12-15-2025	650,000	657,595
New York: 1.90%
Airport revenue: 0.14%
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	400,000	416,688
Industrial development revenue: 1.76%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2029	5,000,000	5,148,544
				5,565,232
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 9

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas: 1.02%
Industrial development revenue: 1.02%
City of Houston Airport System Revenue United Airlines, Inc. AMT	5.00%	7-1-2029	$3,000,000	$3,001,252
Total municipal obligations (Cost $302,698,623)				296,503,178

		Yield	Shares
Short-term investments: 0.13%
Investment companies: 0.13%
Allspring Government Money Market Fund Select Class♠∞##		4.27	370,082	370,082
Total short-term investments (Cost $370,082)				370,082
Total investments in securities (Cost $303,068,705)	101.32%			296,873,260
Other assets and liabilities, net	(1.32)			(3,871,876)
Total net assets	100.00%			$293,001,384

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
See accompanying notes to portfolio of investments
10 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,742,271	$34,105,386	$(35,477,575)	$0	$0	$370,082	370,082	$29,981
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 11

Notes to portfolio of investments—March 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$296,503,178	$0	$296,503,178
Short-term investments
Investment companies	370,082	0	0	370,082
Total assets	$370,082	$296,503,178	$0	$296,873,260
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
12 | Allspring California Limited-Term Tax-Free Fund